CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statements Of Comprehensive Loss
RESEARCH AND DEVELOPMENT EXPENSES	$ (21,492)	$ (15,349)	$ (7,533)
PARTICIPATION IN (REPAYMENT OF) RESEARCH AND DEVELOPMENT EXPENSES	(2,803)	4,600	2,718
RESEARCH AND DEVELOPMENT EXPENSES, net	(24,295)	(10,749)	(4,815)
GENERAL AND ADMINISTRATIVE EXPENSES	(5,144)	(3,097)	(2,788)
OTHER GAINS, net	218	34	19
OPERATING LOSS	(29,221)	(13,812)	(7,584)
FINANCIAL INCOME	358	466	633
FINANCIAL EXPENSES	(201)	(16)	(229)
FINANCIAL INCOME, net	157	450	404
LOSS BEFORE TAXES ON INCOME	(29,064)	(13,362)	(7,180)
TAXES ON INCOME	(29)
NET LOSS	(29,093)	(13,362)	(7,180)
OTHER COMPREHENSIVE LOSS - CURRENCY TRANSLATION DIFFERENCES			(664)
COMPREHENSIVE LOSS	$ (29,093)	$ (13,362)	$ (7,844)
BASIC AND DILUTED LOSS PER ORDINARY SHARE (in dollars per share)	$ (1.65)	$ (1.17)	$ (0.92)